Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposures Gross of Impairment Allowances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 31,119,261	$ 24,067,911
Percentage of maximum expose to credit risk	100.00%	100.00%
Local Government Securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 30,587,228	$ 20,371,040
Percentage of maximum expose to credit risk	98.29%	84.64%
Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 365,341	$ 2,198,423
Percentage of maximum expose to credit risk	1.17%	9.13%
Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 166,692	$ 1,498,448
Percentage of maximum expose to credit risk	0.54%	6.23%
Impairments stage 1 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 31,119,261	$ 15,071,244
Percentage of maximum expose to credit risk	100.00%	62.62%
Impairments stage 1 [member] | Local Government Securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 30,587,228	$ 11,374,373
Impairments stage 1 [member] | Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	365,341	2,198,423
Impairments stage 1 [member] | Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 166,692	1,498,448
Impairments stage 2 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk		$ 8,996,667
Percentage of maximum expose to credit risk		37.38%
Impairments stage 2 [member] | Local Government Securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk		$ 8,996,667